Share-Based Compensation - Stock Option Activity (Details) - Stock Options - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of Options
Balance at the beginning	931,934	368,247
Granted	319,750	592,644
Forfeited/Cancelled	(189,866)	(6,549)
Exercised	(27,674)	(22,408)
Balance at the end	1,034,144	931,934	368,247
Exercisable at the end	508,668	424,271
Weighted Average Exercise Price
Balance at the beginning (in dollars per share)	$ 5.88	$ 7.68
Granted (in dollars per share)	3.44	4.44
Forfeited/Cancelled (in dollars per share)	6.5	0.008
Exercised (in dollars per share)	0.008	0.008
Balance at the end (in dollars per share)	5.16	5.88	$ 7.68
Exercisable at the end (in dollars per share)	$ 5.75	$ 6.16
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Balance (in years)	8 years 10 months 2 days	8 years 10 months 28 days	8 years 11 months 23 days
Exercisable at the end (in years)	8 years 7 months 9 days	8 years 8 months 26 days
Aggregate Intrinsic Value, balance	$ 55,143	$ 203,295	$ 3,616,248
Exercisable at the end (in dollars)	$ 41,736	$ 130,188